Taxes (Details 2) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Balance, start of period	$ (11,369,000)	$ (10,948,000)
Charged to the consolidated statement of comprehensive loss	425,000	(421,000)
Balance, end of period	(10,944,000)	(11,369,000)
Deferred tax liabilities, mineral properties [member]
Balance, start of period	(11,115,000)	(10,822,000)
Charged to the consolidated statement of comprehensive loss	460,000	(293,000)
Balance, end of period	(10,655,000)	(11,115,000)
Deferred tax liabilities, debt issuance cost [member]
Balance, start of period	(254,000)	(126,000)
Charged to the consolidated statement of comprehensive loss	(35,000)	(128,000)
Balance, end of period	(289,000)	(254,000)
Non-capital losses [member]
Balance, start of period	11,115,000	10,822,000
Charged to the consolidated statement of comprehensive loss	(460,000)	293,000
Balance, end of period	10,655,000	11,115,000
Deferred tax assets, debt issuance cost [member]
Balance, start of period	254,000	126,000
Charged to the consolidated statement of comprehensive loss	35,000	128,000
Balance, end of period	$ 289,000	$ 254,000